UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928

13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $1,645,791
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-10536                Pennant Offshore Partners, Ltd.

2.        028-10768                Pennant Onshore Qualified, LP

3.        028-10746                Pennant General Partner, LLC

4.        028-11666                Pennant Windward Fund, L.P.

5.        028-11665                Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008
COLUMN 1                          COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COL 7            COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/ INVSTMNT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL DISCRETN   MNGRS      SOLE  SHARED    NONE
--------------                --------------    -----       -------   -------    --- ---- --------   -----      ----  ------    ----
ABERCROMBIE & FITCH CO             CL A        002896207    1,775         45,000 SH       Defined    1,2,3,4,5            45,000
ADOBE SYS INC                      COM         00724F101   50,632      1,282,800 SH       Defined    1,2,3,4,5         1,282,800
ALLIANCE HOLDINGS GP LP        COM UNITS LP    01861G100    6,806        339,800 SH       Defined      1,2,3             339,800
ALLIANCE RES PARTNER L P       UT LTD PART     01877R108   10,212        324,000 SH       Defined      1,2,3             324,000
ALPHA NATURAL RESOURCES INC        COM         02076X102   13,886        270,000 SH       Defined    1,2,3,4,5           270,000
AMERICAN EAGLE OUTFITTERS NE       COM         02553E106   44,246      2,901,360 SH       Defined    1,2,3,4,5         2,901,360
AMERICAN EXPRESS CO                COM         025816109   42,959      1,212,490 SH       Defined    1,2,3,4,5         1,212,490
APPLIED MATLS INC                  COM         038222105   41,453      2,739,780 SH       Defined    1,2,3,4,5         2,739,780
BROADCOM CORP                      CL A        111320107    2,795        150,000 SH       Defined    1,2,3,4,5           150,000
CF INDS HLDGS INC                  COM         125269100   79,884        873,430 SH       Defined    1,2,3,4,5           873,430
CVR ENERGY INC                     COM         12662P108    6,901        810,000 SH       Defined      1,2,3             810,000
CHESAPEAKE ENERGY CORP             COM         165167107    3,586        100,000 SH       Defined    1,2,3,4,5           100,000
CHIPMOS TECH BERMUDA LTD           SHS         G2110R106    3,350      1,970,846 SH       Defined      1,2,3           1,970,846
CISCO SYS INC                      COM         17275R102   36,671      1,625,500 SH       Defined    1,2,3,4,5         1,625,500
COMCAST CORP NEW                   CL A        20030N101   13,741        700,000 SH       Defined    1,2,3,4,5           700,000
CREDIT ACCEP CORP MICH             COM         225310101      275         16,172 SH       Defined        3                16,172
DAVITA INC                         COM         23918K108   90,143      1,581,171 SH       Defined    1,2,3,4,5         1,581,171
DANA HOLDING CORP                  COM         235825205    5,601      1,157,300 SH       Defined      1,2,3           1,157,300
DELTA AIR LINES INC DEL          COM NEW       247361702    7,450      1,000,000 SH       Defined    1,2,3,4,5         1,000,000
DYAX CORP                          COM         26746E103    7,359      1,672,392 SH       Defined      1,2,3           1,672,392
E M C CORP MASS                    COM         268648102   39,797      3,327,500 SH       Defined    1,2,3,4,5         3,327,500
ECHOSTAR CORP                      CL A        278768106   28,452      1,180,600 SH       Defined    1,2,3,4,5         1,180,600
FIDELITY NATIONAL FINANCIAL        CL A        31620R105   61,999      4,217,588 SH       Defined    1,2,3,4,5         4,217,588
FIDELITY NATL INFORMATION SV       COM         31620M106   27,328      1,480,400 SH       Defined    1,2,3,4,5         1,480,400
FOSTER WHEELER LTD               SHS NEW       G36535139    2,817         78,000 SH       Defined    1,2,3,4,5            78,000
GENESCO INC                        COM         371532102   17,872        533,806 SH       Defined    1,2,3,4,5           533,806
GENENTECH INC                    COM NEW       368710406    5,321         60,000 SH       Defined    1,2,3,4,5            60,000
GREENLIGHT CAPITAL RE LTD        CLASS A       G4095J109    2,816        122,500 SH       Defined        3               122,500
GRIFFON CORP                       COM         398433102   12,843      1,423,820 SH       Defined      1,2,3           1,423,820
HARMAN INTL INDS INC               COM         413086109   68,682      2,015,900 SH       Defined    1,2,3,4,5         2,015,900
ICO INC NEW                        COM         449293109    1,011        180,200 SH       Defined        3               180,200
LENDER PROCESSING SVCS INC         COM         52602E102   23,354        765,199 SH       Defined    1,2,3,4,5           765,199
LIGAND PHARMACEUTICALS INC         CL B        53220K207   10,675      3,618,710 SH       Defined    1,2,3,4,5         3,618,710
LIMITED BRANDS INC                 COM         532716107   18,659      1,077,314 SH       Defined    1,2,3,4,5         1,077,314
MACYS INC                          COM         55616P104    1,708         95,000 SH       Defined    1,2,3,4,5            95,000
MARATHON OIL CORP                  COM         565849106   19,935        500,000 SH       Defined    1,2,3,4,5           500,000
MERCK & CO INC                     COM         589331107    5,050        160,000 SH       Defined    1,2,3,4,5           160,000
METAVANTE TECHNOLOGIES INC         COM         591407101   26,127      1,356,541 SH       Defined    1,2,3,4,5         1,356,541
MICROSOFT CORP                     COM         594918104   43,544      1,631,480 SH       Defined    1,2,3,4,5         1,631,480
MIDDLEBROOK PHARMACEUTICAL I       COM         596087106    2,310      1,540,000 SH       Defined        3             1,540,000
MOODYS CORP                        COM         615369105   56,413      1,659,200 SH       Defined    1,2,3,4,5         1,659,200
NRG ENERGY INC                   COM NEW       629377508   42,783      1,728,600 SH       Defined    1,2,3,4,5         1,728,600
NOKIA CORP                    SPONSORED ADR    654902204    2,980        159,800 SH       Defined    1,2,3,4,5           159,800
ORACLE CORP                        COM         68389X105   28,225      1,389,690 SH       Defined    1,2,3,4,5         1,389,690
PHH CORP                         COM NEW       693320202   71,861      5,407,141 SH       Defined    1,2,3,4,5         5,407,141
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101   50,891      1,360,000 SH       Defined    1,2,3,4,5         1,360,000
PFIZER INC                         COM         717081103    2,213        120,000 SH       Defined    1,2,3,4,5           120,000
QUEST DIAGNOSTICS INC              COM         74834L100    2,542         49,200 SH       Defined    1,2,3,4,5            49,200
SAIC INC                           COM         78390X101   31,295      1,546,938 SH       Defined    1,2,3,4,5         1,546,938
SLM CORP                           COM         78442P106   32,717      2,651,300 SH       Defined    1,2,3,4,5         2,651,300
SANFILIPPO JOHN B & SON INC        COM         800422107    4,739        577,900 SH       Defined      1,2,3             577,900
SAVIENT PHARMACEUTICALS INC        COM         80517Q100   23,269      1,560,600 SH       Defined    1,2,3,4,5         1,560,600
TAKE-TWO INTERACTIVE SOFTWAR       COM         874054109   13,184        803,900 SH       Defined    1,2,3,4,5           803,900
TENET HEALTHCARE CORP              COM         88033G100   58,884     10,609,690 SH       Defined    1,2,3,4,5        10,609,690
THOR INDS INC                      COM         885160101   12,522        504,500 SH       Defined    1,2,3,4,5           504,500
TRANSDIGM GROUP INC                COM         893641100   79,520      2,323,100 SH       Defined    1,2,3,4,5         2,323,100
UNION PAC CORP                     COM         907818108   61,098        858,604 SH       Defined    1,2,3,4,5           858,604
WALTER INDS INC                    COM         93317Q105   74,252      1,564,850 SH       Defined    1,2,3,4,5         1,564,850
WELLPOINT INC                      COM         94973V107   78,728      1,683,300 SH       Defined    1,2,3,4,5         1,683,300
WOODBRIDGE HOLDINGS CORP           CL A        978842102   10,281      3,658,589 SH       Defined    1,2,3,4,5         3,658,589
CITIGROUP INC                      COM         172967101   10,255        500,000     PUT  Defined    1,2,3,4,5           500,000
WALTER INDS INC                    COM         93317Q105    7,118        150,000     CALL Defined    1,2,3,4,5           150,000

SK 03461 0009 937986